Other equity interest (Tables)	12 Months Ended
Dec. 31, 2021
Other Equity Interests [Abstract]
Summary of Other Equity Interest

	2019
	Financial statements translation differences of foreign operations	Unrealized gain (loss) on valuation of financial assets at fair value through other comprehensive income	Unearned employee awards	Total
	NT$000	NT$000	NT$000	NT$000
January 1	14,516	106,898	(1,701)	119,713
Currency translation differences
- The Company	(104,198)	—	—	(104,198)
Employee restricted shares
- The Company	—	—	1,701	1,701
Evaluation adjustment
- The Company	—	(52,549)	—	(52,549)
- Associates	—	5,093	—	5,093
Evaluation adjustment related tax
- The Company	—	7,016	—	7,016
Disposal of investment accounted for using equity method	—	(72)	—	(72)

December 31	(89,682)	66,386	—	(23,296)

	2020
	Financial statements translation differences of foreign operations	Unrealized gain (loss) on valuation of financial assets at fair value through other comprehensive income	Total
	NT$000	NT$000	NT$000
January 1	(89,682)	66,386	(23,296)
Currency translation differences
- The Company	28,352	—	28,352
Evaluation adjustment
- The Company	—	140,199	140,199
- Associates	—	22,925	22,925
Evaluation adjustment related tax
- The Company	—	(34,794)	(34,794)

December 31	(61,330)	194,716	133,386

	2021
	Financial statements translation differences of foreign operations	Unrealized gain (loss) on valuation of financial assets at fair value through other comprehensive income	Total
	NT$000	NT$000	NT$000
January 1	(61,330)	194,716	133,386
Currency translation differences
- The Company	(24,695)	—	(24,695)
Evaluation adjustment
- The Company	—	122,514	122,514
- Associates	—	21,094	21,094
Evaluation adjustment related tax
- The Company	—	(30,459)	(30,459)

December 31	(86,025)	307,865	221,840